Pension Plan Investment Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 4,278	$ 3,529	$ 3,628
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	782	681	611
Level 3 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	235	249	249
Level 3 | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	105	121	115
Level 3 | Domestic Pension Benefits | Fund of Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	130	128	134
Level 3 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	58	54	55
Level 3 | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	41	40	41
Level 3 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	17	14	14
Fair Value, Measurements, Recurring | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	4,278	3,529
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	947	802
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	118	91
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	734	289
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	841	781
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	105	121
Fair Value, Measurements, Recurring | Domestic Pension Benefits | U.S. Treasury
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	162	235
Fair Value, Measurements, Recurring | Domestic Pension Benefits | U.S. Government Agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	143	100
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	112	97
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Domestic Corporate Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	892	805
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Other Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	26	23
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Exchange Traded Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	68	57
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Fund of Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	130	128
Fair Value, Measurements, Recurring | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	782	681
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	41	40
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	161	124
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	495	433
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	79	77
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	6	7
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,295	1,185
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	947	802
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	118	91
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | U.S. Treasury
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	162	235
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | Exchange Traded Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	68	57
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	423	341
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	38	22
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	379	312
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	6	7
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,748	2,095
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	734	289
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	841	781
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | U.S. Government Agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	143	100
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	112	97
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Domestic Corporate Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	892	805
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Other Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	26	23
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	301	286
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	123	102
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	116	121
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	62	63
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	235	249
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	105	121
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits | Fund of Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	130	128
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	58	54
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	41	40
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 17	$ 14